Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Other Financial Assets Do Not Qualify for Derecognition and Associated Liabilities (Detail) - Other Financial Assets1 [Member] - CAD ($)
$ in Millions
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	$ 132,534	$ 127,324
Carrying value of associated liabilities	101,257	95,843
Repurchase agreement [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	82,816	86,789
Securities lending [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	$ 49,718	$ 40,535